Leases - Detailed information about in recognized profit or loss leases (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [abstract]
Interest on lease liabilities	¥ 106
Depreciation charge of right-of-use assets	1,197
Expense relating to short-term leases	440
Expense relating to leases of low-value assets (except for short-term lease liabilities)	3
Total	¥ 1,746